Income Taxes (Details) - USD ($)		12 Months Ended
	Aug. 16, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Federal net operating loss carryforwards		$ 114,800,000
Federal and state net operating loss carryforwards		116,300,000
Federal net operating loss not expire		91,600,000
Research credit carryforwards		3,511	$ 3,485
Received paycheck protection program loans				$ 1,300,000	$ 1,200,000
Paycheck protection program loans outstanding		$ 1,400,000	$ 1,400,000
Imposes nondeductible excise tax percentage	1.00%
Income for taxable	$ 1,000,000,000
Income for taxable percentage	15.00%	0.00%	0.00%
Valuation allowance		$ 3,312	$ (2,109)
Profusa, Inc [Member]
Income Taxes [Line Items]
Research credit carryforwards		2,100,000
California [Member]
Income Taxes [Line Items]
Research credit carryforwards		$ 1,800,000
NorthView Acquisition Corp [Member]
Income Taxes [Line Items]
Income for taxable percentage		(0.90%)	28.20%
Net operating loss		$ 0	$ 0
Valuation allowance		$ 258,284	$ 203,712